John Hancock Funds II

Supplement dated March 13, 2015 to the current Prospectus

Small Cap Opportunities Fund (the “Fund”)

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The following information supplements and supersedes any information to the contrary relating to the Fund contained in the Prospectus.

At a meeting held on March 10 - 12, 2015, the Fund’s Board of Trustees (the Board) approved changing the name of the Fund to New Opportunities Fund. In connection with the name change, the Board also approved: (i) the elimination of the Fund’s policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies; and (ii) other investment strategy changes. Pursuant to these revisions, effective June 1, 2015, the Fund will invest primarily in equity securities of companies considered small-capitalization companies by the Fund’s subadvisors.

Effective June 1, 2015, the Prospectus is hereby amended as follows:

All references to “Small Cap Opportunities Fund” are changed to “New Opportunities Fund” to reflect the Fund’s new name.

The first paragraph under the heading “Principal investment strategies” in the “Fund summary” is revised and restated in its entirety as follows:

The fund invests primarily in equity securities of companies considered small capitalization companies by the fund’s subadvisors. Although the fund invests primarily in small-cap equities, the fund also invests in mid-cap and micro-cap companies and reserves the right to invest in companies of any market capitalization, including large-cap companies. Market capitalization classification is determined at the time of purchase by each subadvisor using its own investment criteria. Although the fund will primarily invest in small-cap equities, the market capitalization of individual portfolio securities and the fund’s portfolio as a whole will vary over time as market conditions change.

The information under the heading “Principal risks” in the “Fund summary” is revised to add the following risk factor:

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

The second and third paragraphs under the heading “Principal investment strategies” in the “Fund details” are revised and restated in their entirety as follows:

The Board of Trustees can change the fund’s investment objective and strategies without shareholder approval.

The fund invests primarily in equity securities of companies considered small-capitalization companies by the fund’s subadvisors. Although the fund invests primarily in small-cap equities, the fund also invests in mid-cap and micro-cap companies and reserves the right to invest in companies of any market-capitalization including large-cap companies. Market-capitalization classification is determined at the time of purchase by each subadvisor using its own investment criteria. Although the fund will primarily invest in small-cap equities, the market-capitalization of individual portfolio securities and the fund’s portfolio as a whole will vary over time as market conditions change.

The information under the heading “Principal risks of investing” in the “Fund details” is revised to add the following risk factor:

Large company risk

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. For purposes of the fund’s investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company’s security simply because, subsequent to its purchase, the company’s market capitalization has changed to be outside the capitalization range, if any, in effect for the fund.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated March 13, 2015 to the current Class NAV Shares Prospectus

Small Cap Opportunities Fund (the “Fund”)

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The following information supplements and supersedes any information to the contrary relating to the Fund contained in the Prospectus.

At a meeting held on March 10 - 12, 2015, the Fund’s Board of Trustees (the Board) approved changing the name of the Fund to New Opportunities Fund. In connection with the name change, the Board also approved: (i) the elimination of the Fund’s policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies; and (ii) other investment strategy changes. Pursuant to these revisions, effective June 1, 2015, the Fund will invest primarily in equity securities of companies considered small-capitalization companies by the Fund’s subadvisors.

Effective June 1, 2015, the Prospectus is hereby amended as follows:

All references to “Small Cap Opportunities Fund” are changed to “New Opportunities Fund” to reflect the Fund’s new name.

The first paragraph under the heading “Principal investment strategies” in the “Fund summary” is revised and restated in its entirety as follows:

The fund invests primarily in equity securities of companies considered small capitalization companies by the fund’s subadvisors. Although the fund invests primarily in small-cap equities, the fund also invests in mid-cap and micro-cap companies and reserves the right to invest in companies of any market capitalization, including large-cap companies. Market capitalization classification is determined at the time of purchase by each subadvisor using its own investment criteria. Although the fund will primarily invest in small-cap equities, the market capitalization of individual portfolio securities and the fund’s portfolio as a whole will vary over time as market conditions change.

The information under the heading “Principal risks” in the “Fund summary” is revised to add the following risk factor:

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

The second and third paragraphs under the heading “Principal investment strategies - New Opportunities Fund” in the “Fund details” are revised and restated in their entirety as follows:

The Board of Trustees can change the fund’s investment objective and strategies without shareholder approval.

The fund invests primarily in equity securities of companies considered small-capitalization companies by the fund’s subadvisors. Although the fund invests primarily in small-cap equities, the fund also invests in mid-cap and micro-cap companies and reserves the right to invest in companies of any market-capitalization including large-cap companies. Market-capitalization classification is determined at the time of purchase by each subadvisor using its own investment criteria. Although the fund will primarily invest in small-cap equities, the market-capitalization of individual portfolio securities and the fund’s portfolio as a whole will vary over time as market conditions change.

The information under the heading “Additional information about the funds’ principal risks” is revised to add the following risk factor:

Large company risk

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. For purposes of the fund’s investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company’s security simply because, subsequent to its purchase, the company’s market capitalization has changed to be outside the capitalization range, if any, in effect for the fund.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated March 13, 2015 to the current Class 1 Shares Prospectus

Small Cap Opportunities Fund (the “Fund”)

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The following information supplements and supersedes any information to the contrary relating to the Fund contained in the Prospectus.

At a meeting held on March 10 - 12, 2015, the Fund’s Board of Trustees (the Board) approved changing the name of the Fund to New Opportunities Fund. In connection with the name change, the Board also approved: (i) the elimination of the Fund’s policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies; and (ii) other investment strategy changes. Pursuant to these revisions, effective June 1, 2015, the Fund will invest primarily in equity securities of companies considered small-capitalization companies by the Fund’s subadvisors.

Effective June 1, 2015, the Prospectus is hereby amended as follows:

All references to “Small Cap Opportunities Fund” are changed to “New Opportunities Fund” to reflect the Fund’s new name.

The first paragraph under the heading “Principal investment strategies” in the “Fund summary” is revised and restated in its entirety as follows:

The fund invests primarily in equity securities of companies considered small capitalization companies by the fund’s subadvisors. Although the fund invests primarily in small-cap equities, the fund also invests in mid-cap and micro-cap companies and reserves the right to invest in companies of any market capitalization, including large-cap companies. Market capitalization classification is determined at the time of purchase by each subadvisor using its own investment criteria. Although the fund will primarily invest in small-cap equities, the market capitalization of individual portfolio securities and the fund’s portfolio as a whole will vary over time as market conditions change.

The information under the heading “Principal risks” in the “Fund summary” is revised to add the following risk factor:

Large company risk. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or mid-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time.

The second and third paragraphs under the heading “Principal investment strategies - New Opportunities Fund” in the “Fund details” are revised and restated in their entirety as follows:

The Board of Trustees can change the fund’s investment objective and strategies without shareholder approval.

The fund invests primarily in equity securities of companies considered small-capitalization companies by the fund’s subadvisors. Although the fund invests primarily in small-cap equities, the fund also invests in mid-cap and micro-cap companies and reserves the right to invest in companies of any market-capitalization including large-cap companies. Market-capitalization classification is determined at the time of purchase by each subadvisor using its own investment criteria. Although the fund will primarily invest in small-cap equities, the market-capitalization of individual portfolio securities and the fund’s portfolio as a whole will vary over time as market conditions change.

The information under the heading “Additional information about the funds’ principal risks” is revised to add the following risk factor:

Large company risk
Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. For purposes of the fund’s investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company’s security simply because, subsequent to its purchase, the company’s market capitalization has changed to be outside the capitalization range, if any, in effect for the fund.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

 John Hancock Funds II

Supplement dated March 13, 2015 to the current Statement of Additional Information

Small Cap Opportunities Fund (the “Fund”)

The following information supplements and supersedes any information to the contrary relating to the Fund contained in the Statement of Additional Information.

At a meeting held on March 10 - 12, 2015, the Fund’s Board of Trustees (the Board) approved changing the name of the Fund to New Opportunities Fund. In connection with the name change, the Board also approved: (i) the elimination of the Fund’s policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies; and (ii) other investment strategy changes. These changes will become effective on June 1, 2015.

Effective June 1, 2015, the Statement of Additional Information is hereby amended as follows:

All references to “Small Cap Opportunities Fund” are changed to “New Opportunities Fund” to reflect the Fund’s new name.

In addition, New Opportunities Fund is removed from the section “Investment Restrictions that May be Changed Only after 60 Days’ Notice to Shareholders.”

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.

John Hancock Funds II

Supplement dated March 13, 2015 to the current Prospectus

Equity Income Fund (the “fund”)

The following information supplements and supersedes any information to the contrary relating to fund, a series of John Hancock Funds II, contained in the current Prospectus.

Effective March 31, 2015, the fund will declare and pay dividends quarterly.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated March 13, 2015 to the current Prospectus

Spectrum Income Fund (the “fund”)

The following information supplements and supersedes any information to the contrary relating to fund, a series of John Hancock Funds II, contained in the current Prospectus.

Effective April 1, 2015, the fund will declare dividends daily and pay dividends monthly. Your dividends begin accruing the day after the fund receives payment and continue through the day your shares are actually sold.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated March 13, 2015 to the current Prospectus

Total Return Fund

The following information supplements and supersedes any information to the contrary relating to Total Return Fund, a series of John Hancock Funds II (the “fund”), contained in the current Prospectus.

The fifth paragraph under the heading “Principal investment strategies” in the “Fund summary” section is revised and restated as follows:

The fund invests primarily in investment-grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadvisor to be of comparable quality (except that within such limitations, the fund may invest in mortgage-related securities and variable rate master demand notes rated below B). The fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest in baskets of foreign currencies (such as the euro) and direct currency. The fund will normally limit its foreign currency exposure (from foreign-currency denominated securities or currencies) to 20% of its total assets. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. This limitation does not apply to investment grade sovereign debt denominated in the local currency with less than one year remaining to maturity.

The remainder of the investment strategy disclosure under the heading “Principal investment strategies” in the “Fund summary” section has not been changed.

In addition, the sixth paragraph under the heading “Principal investment strategies” in the “Investment strategies” section is revised and restated as follows:

The fund invests primarily in investment-grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadvisor to be of comparable quality (except that within such limitations, the fund may invest in mortgage-related securities and variable rate master demand notes rated below B). The fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest in baskets of foreign currencies (such as the euro) and direct currency. The fund will normally limit its foreign currency exposure (from foreign-currency denominated securities or currencies) to 20% of its total assets. The fund may invest up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries. This limitation does not apply to investment grade sovereign debt denominated in the local currency with less than one year remaining to maturity.

The remainder of the investment strategy disclosure under the heading “Principal investment strategies” has not been changed.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated March 13, 2015 to the current Prospectus

Real Return Bond Fund

The following information supplements and supersedes any information to the contrary relating to Real Return Bond Fund, a series of John Hancock Funds II (the “fund”), contained in the current Prospectus.

The fifth paragraph under the heading “Principal investment strategies” in the “Fund summary” section is revised and restated as follows:

The fund invests primarily in investment-grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadvisor to be of comparable quality. The fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest in baskets of foreign currencies (such as the euro) and direct currency. The fund will normally limit its foreign currency exposure (from foreign currency-denominated securities or foreign currencies) to 20% of its total assets. The fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. This limitation does not apply to investment grade sovereign debt denominated in the local currency with less than one

The remainder of the investment strategy disclosure under the heading “Principal investment strategies” in the “Fund summary” section has not been changed.

In addition, the fifth paragraph under the heading “Principal investment strategies” in the “Investment strategies” section, as it relates to the fund, is revised and restated as follows:

The fund invests primarily in investment-grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”) rated B or higher by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the subadvisor to be of comparable quality. The fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The fund may invest in baskets of foreign currencies (such as the euro) and direct currency. The fund will normally limit its foreign currency exposure (from foreign currency-denominated securities or foreign currencies) to 20% of its total assets. The fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries. This limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity. The effective duration of this fund normally varies within three years (plus or minus) of the duration of the benchmark, as calculated by the subadvisor.

The remainder of the investment strategy disclosure under the heading “Principal investment strategies” has not been changed.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.